SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSThe Plan evaluated subsequent events from December 31, 2024 through June 26, 2025, the date these financial statements were available to be issued. The Plan is not aware of any subsequent events that would require recognition or disclosure in the financial statements.